Net Debt - Summary of Loans and Other Borrowings and Currency Swaps, Excluding Bank Overdrafts (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Beginning balance		$ 3,267		$ 4,183
Cash flows		(245)		(860)
Exchange adjustment		(244)		(107)
Disposal				(3)
Other	[1]	(6)	[2]	54
Ending balance		2,772		3,267
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance		419		450
Cash flows		(36)		(32)
Exchange adjustment		(4)		(3)
Disposal				(3)
Other	[1]	48	[2]	7
Ending balance		427		419
Currency swaps [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance		62		17
Other	[1]	(58)	[2]	45
Ending balance		4		62
GBP173m 3.875% bonds 2022 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance		233		235
Cash flows		(209)
Exchange adjustment		(24)		(3)
Other	[1]			1
Ending balance				233
EUR500m 1.625% bonds 2024 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance		565		611
Exchange adjustment		(32)		(48)
Other	[1]	1	[2]	2
Ending balance		534		565
GBP300m 3.75% bonds 2025 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance		408		413
Exchange adjustment		(45)		(5)
Other	[1],[2]	2
Ending balance		365		408
GBP350m 2.125% bonds 2026 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance		473		479
Exchange adjustment		(50)		(6)
Ending balance		423		473
EUR500m 2.125% bonds 2027 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance		570		618
Exchange adjustment		(32)		(48)
Other	[1],[2]	1
Ending balance		539		570
GBP400m 3.375% bonds 2028 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance		537		542
Exchange adjustment		(57)		(7)
Other	[1]			2
Ending balance		480		537
Commercial paper [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance				818
Cash flows				(828)
Exchange adjustment				13
Other	[1]			(3)
Loans and other borrowings before currency swaps (excluding bank overdrafts) [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance		3,205		4,166
Cash flows		(245)		(860)
Exchange adjustment		(244)		(107)
Disposal				(3)
Other	[1]	52	[2]	9
Ending balance		$ 2,768		$ 3,205

[1]	The change in value of currency swaps represents fair value movements.
[2]	The non-cash increase in lease liabilities principally arises from additions.